Stock Compensation Plans - Information Regarding Stock Options (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from options exercised during the period	$ 153	[1]	$ 5	[1]	$ 5	[1]	$ 3	[1]
Early Exercised Options Subject To Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from options exercised during the period	$ 54

[1]	For the nine months ended September 30, 2014, cash received from options exercised during the period includes cash proceeds of $54,000 for shares which were early exercised and subject to repurchase as of September 30, 2014. The Company has reflected the early exercise liability within accrued expenses in the accompanying balance sheets.